Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (Unaudited)
Quarterly Results of Operations (Unaudited)
The following table summarizes quarterly unaudited results of operations for the years ended December 31, 2015 and 2014.

	For The Quarter Ended
	March 31, 2015	June 30, 2015	September 30, 2015	December 31, 2015
	(In millions, except per-share data)
Premium revenue	$2,971	$3,304	$3,377	$3,589
Service revenue	52	47	47	107
Operating income	82	116	113	76
Income from continuing operations	28	39	46	30
Net income	28	39	46	30
Net income per share (1):
Basic	$0.58	$0.78	$0.84	$0.54
Diluted	$0.56	$0.72	$0.77	$0.52

	For The Quarter Ended
	March 31, 2014	June 30, 2014	September 30, 2014	December 31, 2014
	(In millions, except per-share data)
Premium revenue	$1,940	$2,167	$2,317	$2,599
Service revenue	54	50	52	54
Operating income	24	32	40	97
Income from continuing operations	4	8	16	34
Net income	4	8	16	34
Net income per share (1):
Basic	$0.10	$0.17	$0.34	$0.70
Diluted	$0.09	$0.16	$0.33	$0.69
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(1)
The dilutive effect of all potentially dilutive common shares is calculated using the treasury-stock method. Certain potentially dilutive common shares issuable are not included in the computation of diluted net income per share because to do so would be anti-dilutive. For the year ended December 31, 2014, the 1.125% Warrants were excluded from diluted shares outstanding because the exercise price exceeded the average market price of our common stock.